Basis for preparation of the financial statements - IFRS 9 Financial Instrument (Details) $ in Millions	Jan. 01, 2018 USD ($)
Suppliers and contractors | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	$ 4,041
Financial liabilities, carrying amount immediately after initial application of IFRS 9	4,041
Derivative financial instruments | FVTPL
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	104
Financial liabilities, carrying amount immediately after initial application of IFRS 9	104
Loans and borrowings | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	1,703
Financial liabilities, carrying amount immediately after initial application of IFRS 9	1,703
Related parties | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	882
Financial liabilities, carrying amount immediately after initial application of IFRS 9	882
Derivative financial instruments | FVTPL
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	686
Financial liabilities, carrying amount immediately after initial application of IFRS 9	686
Loans and borrowings | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	20,786
Financial liabilities, carrying amount immediately after initial application of IFRS 9	20,786
Related parties | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	975
Financial liabilities, carrying amount immediately after initial application of IFRS 9	975
Participative stockholders' debentures | Amortized cost
Financial instruments
Financial liabilities, carrying amount immediately before initial application of IFRS 9	1,233
Financial liabilities, carrying amount immediately after initial application of IFRS 9	1,233
Financial investments | FVTPL
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	18
Financial assets, carrying amount immediately after initial application of IFRS 9	18
Derivative financial instruments | FVTPL
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	106
Financial assets, carrying amount immediately after initial application of IFRS 9	106
Accounts receivable | Amortized cost
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	2,600
Financial assets, carrying amount immediately after initial application of IFRS 9	2,600
Related parties | Amortized cost
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	1,898
Financial assets, carrying amount immediately after initial application of IFRS 9	1,898
Derivative financial instruments | FVTPL
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	453
Financial assets, carrying amount immediately after initial application of IFRS 9	453
Loans | Amortized cost
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	151
Financial assets, carrying amount immediately after initial application of IFRS 9	151
Related parties | Amortized cost
Financial instruments
Financial assets, carrying amount immediately before initial application of IFRS 9	2,628
Financial assets, carrying amount immediately after initial application of IFRS 9	$ 2,628